Auditors' Remuneration (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Auditor's remuneration [abstract]
- Audit and review of financial statements		$ 194,900	$ 210,422	$ 180,000
- Other audit services	[1]	60,000	90,000	72,960
Total auditors' remuneration		$ 254,900	$ 300,422	$ 252,960

[1]	Audit and other audit services consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client. Included in the balance are amounts related to additional regulatory filings during the 2020, 2019 and 2018 financial years. All services provided are considered audit services for the purpose of SEC classification.